Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	MR
Entity Registrant Name	Mindray Medical International LTD
Entity Central Index Key	0001373060
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	86,093,002
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	29,619,907